Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

13. Related Party Transactions

The Partnership has the following balances with related parties which are included in the consolidated statements of financial position:

	As of
	December 31,
	2019	2020
Amounts due to related parties
Due to GasLog LNG Services(a)	4,908	7,361
Due to GasLog (b)	734	164
Total	5,642	7,525
(a)	The balances represent mainly payments made by GasLog LNG Services on behalf of the Partnership.
(b)	The balances represent payments made by GasLog on behalf of the Partnership.

The details of the credit facility with GasLog are disclosed in Note 6.

In June 2020, the Partnership paid an amount of $2,719 to GasLog for the acquisition of depot spares purchased from BG Group plc with respect to six of its vessels (Note 3).

The Partnership had the following transactions with related parties for the years ended December 31, 2018, 2019 and 2020:

Company	Details	Account	2018	2019	2020
GasLog/ GasLog LNG Services	Commercial management fee(i)	General and administrative expenses	5,400	5,400	5,400
GasLog	Administrative services fee(ii)	General and administrative expenses	10,398	8,963	7,838
GasLog LNG Services	Management fees (iii)	Vessel operating costs	7,728	7,728	7,728
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	124	65	40
GasLog	Interest expense under Sponsor Credit Facility (Note 6)	Financial costs	935	119	—
GasLog	Commitment fee under Sponsor Credit Facility (Note 6)	Financial costs	304	291	305
GasLog	Realized (gain)/loss on interest rate swaps (Note 17)	Loss on derivatives	(1,772)	(2,358)	4,347
GasLog	Realized loss on forward foreign exchange contracts held for trading (Note 17)	Loss on derivatives	409	1,295	61
GasLog	Compensation for lost hire (iv)	Revenues	(481)	—	—
Cool Pool	Adjustment for net pool allocation (v)	Net pool allocation	(3,700)	(1,058)	—
(i)	Commercial Management Agreements

Upon completion of the IPO on May 12, 2014, the vessel-owning subsidiaries of the initial fleet entered into amended commercial management agreements with GasLog (the “Amended Commercial Management Agreements”), pursuant to which GasLog provides certain commercial management services, including chartering services, consultancy services on market issues and invoicing and collection of hire payables, to the Partnership. The annual commercial management fee under the amended agreements is $360 for each vessel payable quarterly in advance in lump sum amounts. In December 2013, GAS-seven Ltd. entered into a commercial management agreement with GasLog for an annual commercial management fee of $540 that was amended to $360 when the vessel was acquired by the Partnership on November 1, 2016. Additionally, in June 2015, GAS-eight Ltd. entered into a commercial management agreement with GasLog for an annual commercial management fee of $360.

The same provisions are included in the commercial management agreements that GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. entered into with GasLog upon the deliveries of the GasLog Greece, the GasLog Glasgow, the GasLog Geneva, the GasLog Gibraltar, the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth, the Methane Heather Sally and the Methane Becki Anne, respectively, into GasLog’s fleet in March 2016, June 2016, September 2016, October 2016, April 2014, June 2014 and March 2015 (together with the Amended Commercial Management Agreements and the commercial management agreements entered into by GAS-seven Ltd. and GAS-eight Ltd. with GasLog, the “Commercial Management Agreements”).

Effective July 21, 2020 and October 1, 2020, the commercial management agreements between the vessel-owning entities and GasLog were novated to GasLog LNG Services as the provider of commercial management services.

(ii)	Administrative Services Agreement

Upon completion of the IPO on May 12, 2014, the Partnership entered into an administrative services agreement (the “Administrative Services Agreement”) with GasLog, pursuant to which GasLog will provide certain management and administrative services. The services provided under the Administrative Services Agreement are provided as the Partnership may direct, and include bookkeeping, audit, legal, insurance, administrative, clerical, banking, financial, advisory, client and investor relations services. The Administrative Services Agreement will continue indefinitely until terminated by the Partnership upon 90 days’ notice for any reason in the sole discretion of the Partnership’s board of directors. For the years ended December 31, 2018, 2019 and 2020, the annual service fee was $812,  $608 and $523 per vessel per year, respectively. With effect from January 1, 2021, the service fee was reduced to $314 per vessel per year.

(iii)	Ship Management Agreements

Upon completion of the IPO on May 12, 2014, each of the vessel owning subsidiaries of the initial fleet entered into an amended ship management agreement (collectively, the “Amended Ship Management Agreements”) under which the vessel owning subsidiaries pay a management fee of $46 per month to the Manager and reimburse the Manager for all expenses incurred on their behalf. The Amended Ship Management Agreements also provide for superintendent fees of $1 per day payable to the Manager for each day in excess of 25 days per calendar year for which a superintendent performed visits to the vessels, an annual incentive bonus of up to $72 based on key performance indicators predetermined annually and contain clauses for decreased management fees in case of a vessel’s lay-up. The management fees are subject to an annual adjustment, agreed between the parties in good faith, on the basis of general inflation and proof of increases in actual costs incurred by the Manager. Each Amended Ship Management Agreement continues indefinitely until terminated by either party. The same provisions are included in the ship management agreements that GAS-sixteen Ltd., GAS-seventeen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. entered into with the Manager upon the deliveries of the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth, the Methane Heather Sally and the Methane Becki Anne, respectively, into GasLog’s fleet in April 2014, June 2014 and March 2015 (together with the Amended Ship Management Agreements and the ship management agreement that GAS-seven Ltd. entered into with the Manager upon its vessel’s delivery from the shipyard in 2013, the “Ship Management Agreements”). In May 2015, the Ship Management Agreements were further amended to delete the annual incentive bonus and superintendent fees clauses and, in the case of GAS-seven Ltd., to also increase the fixed monthly charge to $46 with effect from April 1, 2015. In April 2016, the Ship Management Agreements were amended to consolidate all ship management related fees into a single fee structure. This single fee structure was already provided for in the ship management agreements that GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd. and GAS-fourteen Ltd. had entered into with GasLog upon the deliveries of the GasLog Greece in March 2016, the GasLog Glasgow in June 2016, the GasLog Geneva in September 2016 and the GasLog Gibraltar in October 2016, respectively (with a fixed monthly charge of $46).

(iv)

On January 16, 2019, the Partnership entered into an agreement with GasLog, whereby the latter agreed to compensate the Partnership for a delay in the scheduled commencement of the time charter of the GasLog Sydney in December 2018. The lost hire was calculated based on the estimated number of days of the delay multiplied by the daily hire rate of the time charter contract.

(v)	In the period from May 2018 until June 2019, the Partnership, through the GasLog Shanghai, participated in the Cool Pool to market their vessels operating in the LNG shipping spot market.
(vi)

In the year ended December 31, 2020, Ceres Shipping Enterprises S.A., an entity controlled by the Livanos family, received a fee of $400 from the Partnership for consultancy services provided in relation to the Partnership’s debt re-financings completed in July 2020. This amount is classified under Deferred loan issuance costs (i.e. contra debt) and will be amortized over the duration of the respective facilities.

(vii)	Omnibus Agreement

Upon completion of the IPO on May 12, 2014, the Partnership entered into an omnibus agreement with GasLog, our general partner and certain of our other subsidiaries. The omnibus agreement governs among other things (i) when and the extent to which the Partnership and GasLog may compete against each other, (ii) the time and the value at which the Partnership may exercise the right to purchase certain offered vessels by GasLog (iii) certain rights of first offer granted to GasLog to purchase any of its vessels on charter for less than five full years from the Partnership and vice versa and (iv) GasLog’s provisions of certain indemnities to the Partnership. On September 29, 2014, June 26, 2015, October 27, 2016, March 9, 2017, May 25, 2017, August 30, 2017, March 3, 2018, October 24, 2018 and March 7, 2019, the Partnership exercised the option to acquire (i) the Methane Rita Andrea and the Methane Jane Elizabeth, (ii) the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, (iii) the GasLog Seattle (iv) the GasLog Greece, (v) the GasLog Geneva, (vi) the Solaris, (vii) the GasLog Gibraltar, (viii) the Methane Becki Anne and (ix) the GasLog Glasgow, respectively.